Derivative instruments - Volume of derivative activities (Details)	Mar. 31, 2023 $ / Mcf $ / bbl bbl Mcf	Dec. 31, 2022 $ / Mcf $ / bbl bbl Mcf
Producer 3-way (oil)
Derivative instruments
Derivative volume activity | bbl	777,410
Producer 3-way (oil) | 2023
Derivative instruments
Derivative volume activity | bbl		1,208,570
Producer 3-way (oil) | First Quarter (2023)
Derivative instruments
Derivative volume activity | bbl		431,160
Producer 3-way (oil) | Second Quarter (2023)
Derivative instruments
Derivative volume activity | bbl	340,263	340,263
Producer 3-way (oil) | Third Quarter (2023)
Derivative instruments
Derivative volume activity | bbl	228,659	228,659
Producer 3-way (oil) | Fourth Quarter (2023)
Derivative instruments
Derivative volume activity | bbl	208,488	208,488
Producer 3-way (oil) | Weighted-average sub-floor price
Derivative instruments
Derivative contract prices | $ / bbl	61.21
Producer 3-way (oil) | Weighted-average sub-floor price | 2023
Derivative instruments
Derivative contract prices | $ / bbl		59.79
Producer 3-way (oil) | Weighted-average sub-floor price | First Quarter (2023)
Derivative instruments
Derivative contract prices | $ / bbl		57.22
Producer 3-way (oil) | Weighted-average sub-floor price | Second Quarter (2023)
Derivative instruments
Derivative contract prices | $ / bbl	62.22	62.22
Producer 3-way (oil) | Weighted-average sub-floor price | Third Quarter (2023)
Derivative instruments
Derivative contract prices | $ / bbl	60.42	60.42
Producer 3-way (oil) | Weighted-average sub-floor price | Fourth Quarter (2023)
Derivative instruments
Derivative contract prices | $ / bbl	60.43	60.43
Producer 3-way (oil) | Weighted-average floor price
Derivative instruments
Derivative contract prices | $ / bbl	78.86
Producer 3-way (oil) | Weighted-average floor price | 2023
Derivative instruments
Derivative contract prices | $ / bbl		75.92
Producer 3-way (oil) | Weighted-average floor price | First Quarter (2023)
Derivative instruments
Derivative contract prices | $ / bbl		70.62
Producer 3-way (oil) | Weighted-average floor price | Second Quarter (2023)
Derivative instruments
Derivative contract prices | $ / bbl	77.89	77.89
Producer 3-way (oil) | Weighted-average floor price | Third Quarter (2023)
Derivative instruments
Derivative contract prices | $ / bbl	79.25	79.25
Producer 3-way (oil) | Weighted-average floor price | Fourth Quarter (2023)
Derivative instruments
Derivative contract prices | $ / bbl	80.00	80.00
Producer 3-way (oil) | Weighted-Average Ceiling Price [Member]
Derivative instruments
Derivative contract prices | $ / bbl	100.36
Producer 3-way (oil) | Weighted-Average Ceiling Price [Member] | 2023
Derivative instruments
Derivative contract prices | $ / bbl		98.82
Producer 3-way (oil) | Weighted-Average Ceiling Price [Member] | First Quarter (2023)
Derivative instruments
Derivative contract prices | $ / bbl		96.04
Producer 3-way (oil) | Weighted-Average Ceiling Price [Member] | Second Quarter (2023)
Derivative instruments
Derivative contract prices | $ / bbl	99.23	99.23
Producer 3-way (oil) | Weighted-Average Ceiling Price [Member] | Third Quarter (2023)
Derivative instruments
Derivative contract prices | $ / bbl	100.61	100.61
Producer 3-way (oil) | Weighted-Average Ceiling Price [Member] | Fourth Quarter (2023)
Derivative instruments
Derivative contract prices | $ / bbl	101.92	101.92
Producer 3-way (natural gas) | 2023
Derivative instruments
Derivative volume activity | Mcf		2,634,993
Producer 3-way (natural gas) | First Quarter (2023)
Derivative instruments
Derivative volume activity | Mcf		2,634,993
Producer 3-way (natural gas) | Weighted-average sub-floor price | 2023
Derivative instruments
Derivative contract prices | $ / Mcf		4.41
Producer 3-way (natural gas) | Weighted-average sub-floor price | First Quarter (2023)
Derivative instruments
Derivative contract prices | $ / Mcf		4.41
Producer 3-way (natural gas) | Weighted-average floor price | 2023
Derivative instruments
Derivative contract prices | $ / Mcf		5.51
Producer 3-way (natural gas) | Weighted-average floor price | First Quarter (2023)
Derivative instruments
Derivative contract prices | $ / Mcf		5.51
Producer 3-way (natural gas) | Weighted-Average Ceiling Price [Member] | 2023
Derivative instruments
Derivative contract prices | $ / Mcf		11.28
Producer 3-way (natural gas) | Weighted-Average Ceiling Price [Member] | First Quarter (2023)
Derivative instruments
Derivative contract prices | $ / Mcf		11.28
Collar (natural gas)
Derivative instruments
Derivative volume activity | Mcf	7,651,421
Collar (natural gas) | 2023
Derivative instruments
Derivative volume activity | Mcf		8,426,055
Collar (natural gas) | First Quarter (2023)
Derivative instruments
Derivative volume activity | Mcf		774,634
Collar (natural gas) | Second Quarter (2023)
Derivative instruments
Derivative volume activity | Mcf	3,051,421	3,051,421
Collar (natural gas) | Third Quarter (2023)
Derivative instruments
Derivative volume activity | Mcf	2,530,000	2,530,000
Collar (natural gas) | Fourth Quarter (2023)
Derivative instruments
Derivative volume activity | Mcf	2,070,000	2,070,000
Collar (natural gas) | Weighted-average floor price
Derivative instruments
Derivative contract prices | $ / Mcf	4.27
Collar (natural gas) | Weighted-average floor price | 2023
Derivative instruments
Derivative contract prices | $ / Mcf		4.42
Collar (natural gas) | Weighted-average floor price | First Quarter (2023)
Derivative instruments
Derivative contract prices | $ / Mcf		5.96
Collar (natural gas) | Weighted-average floor price | Second Quarter (2023)
Derivative instruments
Derivative contract prices | $ / Mcf	4.12	4.12
Collar (natural gas) | Weighted-average floor price | Third Quarter (2023)
Derivative instruments
Derivative contract prices | $ / Mcf	4.25	4.25
Collar (natural gas) | Weighted-average floor price | Fourth Quarter (2023)
Derivative instruments
Derivative contract prices | $ / Mcf	4.50	4.50
Collar (natural gas) | Weighted-Average Ceiling Price [Member]
Derivative instruments
Derivative contract prices | $ / Mcf	5.91
Collar (natural gas) | Weighted-Average Ceiling Price [Member] | 2023
Derivative instruments
Derivative contract prices | $ / Mcf		6.21
Collar (natural gas) | Weighted-Average Ceiling Price [Member] | First Quarter (2023)
Derivative instruments
Derivative contract prices | $ / Mcf		9.15
Collar (natural gas) | Weighted-Average Ceiling Price [Member] | Second Quarter (2023)
Derivative instruments
Derivative contract prices | $ / Mcf	5.63	5.63
Collar (natural gas) | Weighted-Average Ceiling Price [Member] | Third Quarter (2023)
Derivative instruments
Derivative contract prices | $ / Mcf	5.90	5.90
Collar (natural gas) | Weighted-Average Ceiling Price [Member] | Fourth Quarter (2023)
Derivative instruments
Derivative contract prices | $ / Mcf	6.35	6.35